COMMITMENTS (Details) (USD $)	Dec. 31, 2014
Other Commitments [Line Items]
2015	$ 2,069,000
2016	217,000
2017	84,000
2018	87,000
2019	66,000
Operating Leases, Future Minimum Payments Due, Total	$ 2,523,000